DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended
Sep. 29, 2012
DERIVATIVE INSTRUMENTS
Summary of effect of foreign currency exchange contracts on Condensed Consolidated Financial Statements

In thousands	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
Nine months ended October 1, 2011	$(4,192)	Discontinued operations, net of income taxes	$(4,535)	$164
Three months ended October 1, 2011	2,447	Discontinued operations, net of income taxes	(2,478)	(6)

Schedule of recognized foreign currency translation gains (losses) related to net investment hedge

	Nine Months Ended	Three Months Ended
In thousands	October 1, 2011 (39 weeks)	October 1, 2011 (13 weeks)
Effective portion recognized within Accumulated OCI	$(3,357)	$10,253
Ineffective portion recognized within Other income (expense), net	(10,924)	14,976